Goodwill (Narrative) (Details) - British Columbia [Member] - Cash-generating units [Member] $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / lbs	Dec. 31, 2024 $ / lbs
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	7.00%	7.25%
Long-term copper price per pound applied to cash flow projections | $ / lbs	4.25	4.15
Estimated value of mineral resources not included in LOM plan | $	$ 366.5